CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash and cash equivalents	$ 65,754	$ 49,108
Restricted cash	1,762	675
Receivables, net	53,944	30,640
Inventories	15,546	14,544
Other current assets	18,530	16,997
Total current assets	155,536	111,964
Non-current assets:
Property and equipment, net	1,352,055	1,424,068
Goodwill	39,459	39,459
Other intangible assets, net	406,718	405,109
Other assets, net	66,365	54,931
Total assets	2,020,133	2,035,531
Current liabilities:
Current portion of long-term debt	49,194	29,302
Current portion of relinquishment liability	0	25,194
Due to Mohegan Tribe	6,000	2,250
Current portion of capital leases	824	793
Trade payables	15,016	24,086
Construction payables	13,137	5,832
Accrued interest payable	12,055	8,659
Other current liabilities	141,280	127,175
Total current liabilities	237,506	223,291
Non-current liabilities:
Long-term debt, net of current portion	1,593,730	1,655,535
Due to Mohegan Tribe, net of current portion	17,420	23,420
Capital leases, net of current portion	1,521	2,345
Other long-term liabilities	1,915	6,113
Total liabilities	$ 1,852,092	$ 1,910,704
Commitments and Contingencies
Capital:
Retained earnings	$ 169,452	$ 125,058
Mohegan Tribal Gaming Authority capital	169,452	125,058
Non-controlling interests	(1,411)	(231)
Total capital	168,041	124,827
Total liabilities and capital	$ 2,020,133	$ 2,035,531